Lease Transactions (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
Right-of-use assets of finance leases, in consolidated balance sheets line item	Premises and equipment—net (Notes 5 and 7)	Premises and equipment—net (Notes 5 and 7)
Right-of-use assets of finance leases	¥ 23,137	¥ 21,035
Lease liabilities of finance leases, in consolidated balance sheets line item	Long-term debt (including ¥153,742 and ¥79,698 measured at fair value under the fair value option in 2025 and 2026) (Notes 7, 9, 12 and 31)	Long-term debt (including ¥153,742 and ¥79,698 measured at fair value under the fair value option in 2025 and 2026) (Notes 7, 9, 12 and 31)
Lease liabilities of finance leases	¥ 26,088	¥ 21,460
Right-of-use assets of operating leases, in consolidated balance sheets line item	Other Assets	Other Assets
Right-of-use assets of operating leases	¥ 282,736	¥ 247,221
Lease liabilities of operating leases, in consolidated balance sheets line item	Other Liabilities	Other Liabilities
Amount on balance sheet	¥ 370,365	¥ 341,499
Operating Lease, Impairment Loss	15,968	19,520
Property, plant, and equipment separately for underlying assets under operating leases from owned assets subject to operating leases are carrying amount as	¥ 280,099	¥ 142,964